SEGMENT (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Revenue from External Customer [Line Items]
Revenue from external customers	$ 8,432,511	$ 5,248,461	$ 7,725,221
Revenue from inter segment	23,956	136,977	80,596
Cost of Revenue	4,669,191	2,637,025	3,459,447
Gross profit	3,763,320	2,611,436	4,265,774
Interest Expenses	2,862,429	906,398	141,690
Depreciation & amortization	1,361,211	494,729	53,763
Income tax expense	861,864	312,767	1,003,126
Capital expenditure	17,437,223	12,055,606	2,561,726
Segment assets	96,201,626	36,226,584	13,667,102
Segment profit (loss)	(3,572,108)	(56,474)	2,913,646
Rental [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	7,090,140	2,298,198	674,898
Revenue from inter segment	23,956	136,977	80,596
Cost of Revenue	3,899,012	1,322,188	256,981
Gross profit	3,191,128	976,010	417,917
Interest Expenses	2,659,131	657,961	128,120
Depreciation & amortization	1,341,355	494,729	53,763
Income tax expense	786,857	(34,800)	56,422
Capital expenditure	17,311,573	11,464,280	0
Segment assets	92,514,173	24,296,502	6,601,394
Segment profit (loss)	(2,941,734)	(338,321)	77,758
Education [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	1,342,371	669,442	358,241
Revenue from inter segment	0	0	0
Cost of Revenue	770,179	319,913	124,762
Gross profit	572,192	349,529	233,479
Interest Expenses	37,351	17,554	410
Depreciation & amortization	19,856	0	0
Income tax expense	70,514	22,942	29,631
Capital expenditure	125,650	591,326	2,511,731
Segment assets	3,637,457	4,395,712	3,103,630
Segment profit (loss)	(452,205)	(388,908)	8,843
Construction [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	0	8,117	78,219
Revenue from inter segment	0	0	0
Cost of Revenue	0	4,663	19,529
Gross profit	0	3,454	58,690
Interest Expenses	6,154	25,415	12,540
Depreciation & amortization	0	0	0
Income tax expense	0	1,323	64,476
Capital expenditure	0	0	0
Segment assets	0	186,005	557,264
Segment profit (loss)	(6,154)	(20,945)	167,806
Real Estate [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	0	2,272,704	6,613,863
Revenue from inter segment	0	0	0
Cost of Revenue	0	990,261	3,058,175
Gross profit	0	1,282,443	3,555,688
Interest Expenses	159,792	205,468	620
Depreciation & amortization	0	0	0
Income tax expense	4,493	323,302	852,597
Capital expenditure	0	0	49,995
Segment assets	49,996	7,348,365	3,404,814
Segment profit (loss)	$ (172,015)	$ 691,700	$ 2,659,239